INCOME TAXES (Details) - The tax effects of temporary differences of the deferred tax (USD $)	Oct. 31, 2014	Oct. 31, 2013
Long-term deferred tax assets:
Federal and state NOL and tax credit carryforwards	$ 26,669,000	$ 25,689,000
Deferred Compensation	4,517,000	3,484,000
Deferred Revenue		404,000
Other	298,000	300,000
Subtotal	31,484,000	29,877,000
Less: valuation allowance	(31,484,000)	(29,877,000)
Deferred tax asset, net